Debt - Schedule of Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 450.0
2024	114.0
2025	846.0
2026	172.8
Thereafter	0.0
Total Debt Outstanding Prior To Backend Fees, Effective Interest Rate Adjustments And Deferred Finance Charges	1,582.8
Principal Outstanding	$ 1,132.8	$ 1,862.5